INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Net operating loss carried forwards	$ 94,280	$ 66,744
Depreciation and amortization	13,377	11,100
Deferred deductible expenses	4,402	3,861
Deferred rents	12,896	5,001
Others	9,527	1,997
Sub-total	134,482	88,703
Valuation allowance
Current	(18,626)	(19,415)
Long-term	(109,301)	(69,195)
Sub-total	(127,927)	(88,610)
Total deferred tax assets	6,555	93
Deferred tax liabilities
Land use rights	(55,683)	(60,090)
Intangible assets	(505)	(505)
Unrealized capital allowance	(2,821)	(2,211)
Others	(5,848)	0
Total deferred tax liabilities	(64,857)	(62,806)
Deferred tax liabilities, net	$ (58,302)	$ (62,713)